AMG Managers Pictet International Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 95.6%			Moscow Exchange MICEX-RTS PJSC (Russia)	2,381,363	$4,094,734
Communication Services - 11.0%			Nordea Bank Abp (Finland)	475,402	3,750,144
Bollore SA (France)	722,897	$2,937,350	Prudential PLC (United Kingdom)	358,627	6,376,518
Bollore SA, non-voting (France)*	3,572	14,246	Saga PLC (United Kingdom)	4,693,703	2,592,014
Cineworld Group PLC (United Kingdom)	2,037,718	4,756,228	Shinsei Bank, Ltd. (Japan)	304,200	4,657,671
Informa PLC (United Kingdom)	857,505	8,759,402	Sompo Holdings, Inc. (Japan)	99,400	3,713,965
Nexon Co., Ltd. (Japan) *	366,100	4,958,068	Total Financials		48,048,876
PCCW, Ltd. (Hong Kong)	5,715,309	3,366,165	Health Care - 7.0%
Square Enix Holdings Co., Ltd. (Japan)	62,200	3,053,367	GlaxoSmithKline PLC (United Kingdom)	305,258	7,167,272
Vivendi SA (France)	108,686	2,972,493	Grifols SA, ADR (Spain)	203,689	4,629,851
Total Communication Services		30,817,319	LivaNova PLC (United Kingdom)*	71,224	4,841,095
Consumer Discretionary - 14.5%			Miraca Holdings, Inc. (Japan)	108,400	2,849,090
Cie Financiere Richemont SA (Switzerland)	52,461	3,809,864	Total Health Care		19,487,308
Freni Brembo SpA (Italy) [1]	222,380	2,543,550	Industrials - 17.6%
Gestamp Automocion SA (Spain) [1,2]	613,524	2,508,987	CK Hutchison Holdings, Ltd. (Hong Kong)	593,248	5,241,768
JD.com, Inc. , ADR (China)*,1	107,231	4,041,536	Elis SA (France)	295,457	5,753,217
KOMEDA Holdings Co., Ltd. (Japan)	194,600	3,885,838	FANUC Corp. (Japan)	22,400	4,079,712
Matas A/S (Denmark)	144,875	1,367,496	Fujitec Co., Ltd. (Japan)	186,200	3,032,930
MGM China Holdings, Ltd. (Macau)	1,008,000	1,407,496	Hoshizaki Corp. (Japan)	53,200	4,893,972
Pandora A/S (Denmark)	83,008	4,304,456	Jardine Strategic Holdings, Ltd. (Hong Kong)	132,800	4,063,714
Rakuten, Inc. (Japan) *	414,100	3,194,555	Knorr-Bremse AG (Germany)	30,765	3,361,163
Sony Corp. (Japan)	67,500	4,720,066	Reliance Worldwide Corp., Ltd. (United States)	1,661,042	4,941,439
Trip.com Group, Ltd., ADR (China) *	274,756	8,827,910	Safran SA (France)	49,169	7,927,896
Total Consumer Discretionary		40,611,754	Signature Aviation PLC (United Kingdom)	580,314	2,225,265
Consumer Staples - 15.1%			Vinci SA (France)	33,611	3,723,745
Ain Holdings, Inc. (Japan)	86,000	5,256,827	Total Industrials		49,244,821
Anheuser-Busch InBev SA/NV (Belgium)	85,141	6,423,061	Information Technology - 6.7%
Asahi Group Holdings, Ltd. (Japan)	187,600	8,696,766	ams AG (Austria) *,1	57,705	2,344,968
cocokara fine, Inc. (Japan)	93,100	5,733,030	ASML Holding NV (Netherlands)	18,806	5,277,682
Danone SA (France)	45,366	3,630,401	Nokia OYJ (Finland)	1,023,147	3,982,821
Japan Tobacco, Inc. (Japan)	157,300	3,326,024	Samsung Electronics Co., Ltd. (South Korea)	81,524	3,777,253
Nestle SA (Switzerland)	82,467	9,095,508	Siltronic AG (Germany)	30,953	3,315,609
Total Consumer Staples		42,161,617	Total Information Technology		18,698,333
Energy - 3.2%			Materials - 2.4%
Royal Dutch Shell PLC, Class B (Netherlands)	261,230	6,864,232	KAZ Minerals PLC (United Kingdom)	243,531	1,403,624
Z Energy, Ltd. (New Zealand)	750,243	2,148,530	OCI NV (Netherlands)*,1	313,473	5,400,007
Total Energy		9,012,762	Total Materials		6,803,631
Financials - 17.2%			Real Estate - 0.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,063,885	5,507,324	Merlin Properties Socimi SA, REIT (Spain)	170,817	2,422,778
DBS Group Holdings, Ltd. (Singapore)	193,200	3,558,948	Total Common Stocks
			(Cost $261,928,257)		267,309,199
EXOR NV (Netherlands)	61,430	4,526,674
Intesa Sanpaolo SpA (Italy)	1,406,056	3,491,974
Julius Baer Group, Ltd. (Switzerland)	115,653	5,778,910

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value
Short-Term Investments - 5.6%			Other Investment Companies - 3.7%
Joint Repurchase Agreements - 1.9%[3]			Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.49% [4]	3,406,641	$3,406,641
Bank of America Securities, Inc. , dated 01/31/20,
due 02/03/20, 1.570% total to be received			Dreyfus Institutional Preferred Government
$266,235 (collateralized by various			Money Market Fund, Institutional Shares,
U. S. Treasuries, 1.750% - 2.750%, 11/15/20 -			1.52% [4]	3,406,641	3,406,641
02/15/24, totaling $271,524)	$266,200	$266,200	JPMorgan U.S. Government Money Market Fund,
Cantor Fitzgerald Securities, Inc. , dated 01/31/20,			IM Shares, 1.52% [4]	3,509,873	3,509,873
due 02/03/20, 1.600% total to be received			Total Other Investment Companies		10,323,155
$1,265,668 (collateralized by various
U. S. Government Agency Obligations and			Total Short-Term Investments
U. S. Treasuries, 0.000% - 8.500%, 02/04/20 -			(Cost $15,651,351)		15,651,351
12/20/69, totaling $1,290,809)	1,265,499	1,265,499	Total Investments - 101.2%
Citadel Securities LLC, dated 01/31/20, due			(Cost $277,579,608)		282,960,550
02/03/20, 1.630% total to be received			Other Assets, less Liabilities - (1.2)%		(3,484,508)
$1,265,671 (collateralized by various			Net Assets - 100.0%		$279,476,042
U. S. Treasuries, 0.000% - 8.500%, 02/13/20 -
09/09/49, totaling $1,290,984)	1,265,499	1,265,499
HSBC Securities USA, Inc., dated 01/31/20, due
02/03/20, 1.590% total to be received
$1,265,667 (collateralized by various
U. S. Government Agency Obligations, 3.000% -
5.500%, 01/01/26 - 07/01/56, totaling
$1,290,809)	1,265,499	1,265,499
Ronin Capital LLC, dated 01/31/20, due 02/03/20,
1.630% total to be received $1,265,671
(collateralized by various U. S. Treasuries,
2.375% - 5.000%, 05/15/37 - 11/15/49, totaling
$1,290,809)	1,265,499	1,265,499
Total Joint Repurchase Agreements		5,328,196

* Non-income producing security.	[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some of these securities, amounting to $5,920,305 or 2.1% of net assets, were out on	repurchase agreements.
loan to various borrowers and are collateralized by cash and various U. S. Treasury	[4] Yield shown represents the January 31, 2020, seven day average yield, which refers to
Obligations. See below for more information.	the sum of the previous seven days' dividends paid, expressed as an annual
[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. This	percentage.
security may be resold in transactions exempt from registration, normally to qualified	ADR	American Depositary Receipt
buyers. At January 31, 2020, the value of these securities amounted to $2,508,987 or	REIT	Real Estate Investment Trust
0.9% of net assets.

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$3,361,163	$45,883,658	—	$49,244,821
Financials	6,686,748	41,362,128	—	48,048,876
Consumer Staples	—	42,161,617	—	42,161,617
Consumer Discretionary	18,541,398	22,070,356	—	40,611,754
Communication Services	14,246	30,803,073	—	30,817,319
Health Care	9,470,946	10,016,362	—	19,487,308
Information Technology	—	18,698,333	—	18,698,333
Energy	—	9,012,762	—	9,012,762
Materials	—	6,803,631	—	6,803,631
Real Estate	—	2,422,778	—	2,422,778
Short-Term Investments
Joint Repurchase Agreements	—	5,328,196	—	5,328,196
Other Investment Companies	10,323,155	—	—	10,323,155
Total Investments in Securities	$48,397,656	$234,562,894	—	$282,960,550

1 An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at January 31, 2020, was as follows:

	% of Long-Term		% of Long-Term
Country	Investments	Country	Investments
Austria	0.9	Netherlands	8.3
Belgium	2.4	New Zealand	0.8
China	4.8	Russia	1.5
Denmark	2.1	Singapore	1.3
Finland	2.9	South Korea	1.4
France	10.1	Spain	5.6
Germany	2.5	Switzerland	7.0
Hong Kong	4.7	United Kingdom	14.3
Italy	2.3	United States	1.9
Japan	24.7		100.0
Macau	0.5

AMG Managers Pictet International Fund
Schedule of Portfolio Investments (continued)

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$5,920,305	$5,328,196	$1,320,520	$6,648,716

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-5.500%	02/15/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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